RELATED PARTIES - Convertible Notes Payable, Net (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Convertible Debt [Roll Forward]
Reclassification to related party (previous debt holder was appointed as a board member)	£ 764,932	£ 775,399
Conversion of convertible notes payable	(1,668,856)
Change in fair value of convertible notes	(479,022)	479,024
Convertible Debt
Convertible Debt [Roll Forward]
Change in fair value of convertible notes	489,832	479,024
Related Party
Convertible Debt [Roll Forward]
Proceeds received	1,500,000	425,000
Related Party | Convertible Debt
Convertible Debt [Roll Forward]
Balance at beginning of period	1,040,397	7,536,400
Proceeds received	1,000,000	425,000
Reclassification to related party (previous debt holder was appointed as a board member)	764,932	775,399
Interest expense accrued	367,152	858,137
Debt issuance cost amortization		63,600
Conversion of convertible notes payable	(3,157,021)	(7,750,000)
Change in fair value of convertible notes	2,558	15,460
Forgiveness of interest on conversion	(3,805)	(883,599)
Carrying value of convertible notes extinguished upon conversion to equity	(14,213)
Balance at end of period	£ 0	£ 1,040,397